UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06554

             ALLIANCEBERNSTEIN GLOBAL GOVERNMENT INCOME TRUST, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                     Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GLOBAL GOVERNMENT INCOME TRUST
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                    Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
GOVERNMENT/AGENCY OBLIGATIONS - 113.3%
Argentina - 0.9%
Republic of Argentina
   4.89%, 8/03/12 (a)(b)                      US$       10,615   $    9,808,820
   8.28%, 12/31/33 (b)                                   3,418        3,042,423
                                                                 --------------
Total Argentinian Securities
   (cost $12,645,609)                                                12,851,243
                                                                 --------------
Australia - 2.7%
Commonwealth of Australia
   6.00%, 2/15/17 (b)
   (cost $40,561,416)                         AUD       51,837       39,167,096
                                                                 --------------
Brazil - 7.5%
Brazilian Real Credit Linked Note
   Zero Coupon, 9/20/07 (b)                   BRL      139,046       54,128,227
Federal Republic of Brazil
   7.13%, 1/20/37 (b)                         US$       10,202        9,589,880
   8.00%, 1/15/18 (b)                                    6,074        6,301,775
   8.25%, 1/20/34 (b)                                   10,730       11,175,295
   8.88%, 10/14/19-4/15/24 (b)                           9,863       10,943,510
   12.50%, 1/05/16 (b)                        BRL       40,860       18,487,834
                                                                 --------------
Total Brazilian Securities
   (cost $97,739,552)                                               110,626,521
                                                                 --------------
Canada - 6.7%
Government of Canada
   2.75%, 12/01/07 (b)                        CAD       35,181       30,796,218
   4.25%, 9/01/09 (b)                                   17,283       15,385,013
   5.75%, 6/01/29 (b)                                   40,000       41,360,924
Province of Ontario
   2.00%, 12/01/36 (b)                                   6,000        5,247,998
   5.60%, 6/02/35 (b)                                    6,882        6,602,787
                                                                 --------------
Total Canadian Securities
   (cost $98,103,096)                                                99,392,940
                                                                 --------------
Colombia - 1.8%
Republic of Colombia
   10.75%, 1/15/13 (b)                        US$        1,330        1,561,420
   11.75%, 3/01/10 (b)                        COP    6,027,000        2,431,243
   11.75%, 2/25/20 (b)                        US$       17,000       22,227,500
                                                                 --------------
Total Colombian Securities
   (cost $20,512,275)                                                26,220,163
                                                                 --------------

                                                    Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
Costa Rica - 0.3%
Costa Rican Colon Credit Linked Note
   Zero Coupon, 1/12/07 (b)                   CRC    2,007,600   $    3,684,578
Republic of Costa Rica
   8.05%, 1/31/13 (b)(c)                      US$          555          582,750
   8.11%, 2/01/12 (b)(c)                                   135          142,087
                                                                 --------------
Total Costa Rican Securities
   (cost $4,470,531)                                                  4,409,415
                                                                 --------------
Dominican Republic - 0.5%
Dominican Peso Credit Linked Note
   Zero Coupon, 3/12/07(b)                    DOP      172,325        4,729,501
Dominican Republic
   9.50%, 9/27/11(c)                          US$        2,351        2,468,186
                                                                 --------------
Total Dominican Securities
   (cost $7,205,397)                                                  7,197,687
                                                                 --------------
El Salvador - 0.3%
Republic of El Salvador
   7.65%, 6/15/35 (c)                                    1,889        1,832,330
   8.50%, 7/25/11 (c)                                    1,950        2,115,750
                                                                 --------------
Total Salvadoran Securities
   (cost $3,954,645)                                                  3,948,080
                                                                 --------------
Germany - 3.2%
Deutsche Bundesrepublik
   6.50%, 7/04/27(b)
   (cost $46,651,236)                         EUR       28,000       46,507,496
                                                                 --------------
Indonesia - 1.2%
Indonesian Rupiah Credit Linked Note
   11.00%, 10/15/14 (b)                       IDR   70,498,625        7,054,576
   12.90%, 6/17/22 (b)                              70,203,600        7,206,238
Republic of Indonesia
   6.88%, 3/09/17 (b)(c)                      US$        2,996        2,921,100
                                                                 --------------
Total Indonesian Securities
   (cost $18,332,390)                                                17,181,914
                                                                 --------------
Japan - 3.4%
Government of Japan
   0.80%, 9/10/15 (b)
   (cost $50,360,209)                         JPY    5,884,451       50,499,117
                                                                 --------------

                                                    Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
Mexico - 13.8%
Mexican Bonos
   8.00%, 12/24/08-12/07/23 (b)               MXN    1,224,745   $  100,699,563
   9.00%, 12/24/09-12/20/12 (b)                        576,086       51,628,953
   10.00%, 12/05/24 (b)                                547,539       50,630,047
                                                                 --------------
Total Mexican Securities
   (cost $192,547,997)                                              202,958,563
                                                                 --------------
Norway - 3.4%
Kingdom of Norway
   5.50%, 5/15/09 (b)                         NOK      133,265       22,281,709
   6.00%, 5/16/11 (b)                                  160,000       27,752,311
                                                                 --------------
Total Norwegian Securities
   (cost $51,404,036)                                                50,034,020
                                                                 --------------
Panama - 0.9%
Republic of Panama
   6.70%, 1/26/36 (b)                         US$       13,350       11,834,775
   9.38%, 4/01/29 (b)                                      616          726,880
   9.63%, 2/08/11 (b)                                    1,131        1,249,755
                                                                 --------------
Total Panamanian Securities
   (cost $11,978,390)                                                13,811,410
                                                                 --------------
Peru - 3.4%
Peru Bono Soberano
   8.60%, 8/12/17 (b)                         PEN       22,510        7,118,404
   9.91%, 5/05/15 (b)                                   48,440       16,753,930
Republic of Peru
   8.38%, 5/03/16 (b)                         US$        3,343        3,577,010
   8.75%, 11/21/33 (b)                                   8,131        8,923,772
   9.88%, 2/06/15 (b)                                   11,665       13,560,563
                                                                 --------------
Total Peruvian Securities
   (cost $46,589,311)                                                49,933,679
                                                                 --------------
Philippines - 1.0%
Republic of Philippines
   10.63%, 3/16/25 (b)
   (cost $16,052,551)                                   12,500       15,437,500
                                                                 --------------
Poland - 11.5%
Republic of Poland
   5.75%, 9/23/22 (b)                         PLN       51,792       15,974,572
   6.25%, 10/24/15 (b)                                 475,300      153,539,707
                                                                 --------------
Total Polish Securities
   (cost $175,744,991)                                              169,514,279
                                                                 --------------

                                                    Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
South Africa - 2.8%
Republic of South Africa
   13.00%, 8/31/10 (b)
   (cost $48,242,104)                         ZAR      250,000   $   41,154,114
                                                                 --------------
South Korea - 2.0%
South Korean Won Credit Linked Note
   5.00%, 3/10/11 (b)
   (cost $29,862,658)                         KRW   27,587,875       29,372,624
                                                                 --------------
Sweden - 11.9%
Kingdom of Sweden
   5.00%, 1/28/09 (b)                         SEK      400,000       57,587,105
   5.25%, 3/15/11 (b)                                  800,000      117,931,011
                                                                 --------------
Total Swedish Securities
   (cost $170,498,358)                                              175,518,116
                                                                 --------------
Turkey - 1.5%
New Turkish Lira Credit Linked Note
   Zero Coupon, 3/08/07 (b)(c)                TRY       24,430       13,457,482
   Zero Coupon, 6/28/07 (b)                              5,735        2,961,638
   Zero Coupon, 6/28/07 (b)                              2,509        1,295,462
Republic of Turkey
   Zero Coupon, 9/05/07 (b)                              9,000        4,562,332
                                                                 --------------
Total Turkish Securities
   (cost $25,465,268)                                                22,276,914
                                                                 --------------
United Kingdom - 11.5%
United Kingdom Treasury Note
   5.00%, 3/07/08-9/07/14 (b)
   (cost $167,196,263)                        GBP       90,300      168,671,653
                                                                 --------------
United States - 20.4%
Federal Home Loan Mortgage Corp.
   30 Year TBA
   6.50%, 7/01/34                             US$      116,950      117,607,844
Federal National Mortgage Association
   15 Year TBA
   5.50%, 7/01/21                                      116,700      114,511,875
U.S. Treasury Strips
   8.00%, 11/15/21 (b)(d)                              153,000       67,568,319
                                                                 --------------
Total United States Securities
   (cost $292,994,983)                                              299,688,038
                                                                 --------------

                                                    Principal
                                                      Amount
                                                       (000)       U.S. $ Value
--------------------------------------------------------------------------------
Uruguay - 0.5%
Republic of Uruguay
   7.50%, 3/15/15 (b)                                    6,501   $    6,224,707
   8.00%, 11/18/22 (b)                                     860          825,600
   9.25%, 5/17/17 (b)                                      451          483,247
                                                                 --------------
Total Uruguayan Securities
   (cost $6,445,918)                                                  7,533,554
                                                                 --------------
Venezuela - 0.2%
Republic of Venezuela
   6.09%, 4/20/11 (a)(b)(c)                              2,095        2,077,821
   8.50%, 10/08/14 (b)                                   1,338        1,414,935
   9.25%, 9/15/27 (b)                                        5            5,870
   10.75%, 9/19/13 (b)                                      82           97,908
                                                                 --------------
Total Venezuelan Securities
   (cost $3,080,232)                                                  3,596,534
                                                                 --------------
Total Investments - 113.3%
   (cost $1,638,639,416)                                          1,667,502,670
Other assets less liabilities - (13.3%)                            (195,949,864)
                                                                 --------------
NET ASSETS - 100%                                                $1,471,552,806
                                                                 ==============

FORWARD EXCHANGE CURRENCY CONTRACTS

                                               U.S. $        U.S. $
                               Contract       Value on      Value at       Unrealized
                                Amount      Origination     June 30,      Appreciation/
                                (000)          Date           2006       (Depreciation)
                              --------------------------------------------------------
Buy Contracts
Canadian Dollar,
   settling 7/10/06               15,453   $ 14,024,615   $ 13,845,599     $(179,016)
Mexican Peso,
   settling 7/24/06-8/17/06       78,857      6,858,411      6,939,867        81,456
South African Rand,
   settling 7/28/06                9,401      1,339,000      1,308,992       (30,008)
Sale Contracts
Australian Dollar,
   settling 7/14/06               23,062     17,287,832     17,135,093       152,739
British Pound,
   settling 8/16/06               92,186    170,345,458    170,635,753      (290,295)
Canadian Dollar,
   settling 7/10/06               60,220     54,842,447     53,957,311       885,136
Euro Dollar,
   settling 7/18/06               26,836     34,591,095     34,356,496       234,599
Japanese Yen,
   settling 7/31/06-8/30/06    4,004,078     35,963,804     35,203,850       759,954
Korean Won,
   settling 8/21/06           27,473,404     29,149,500     29,002,003       147,497

                                               U.S. $        U.S. $
                               Contract       Value on      Value at       Unrealized
                                Amount      Origination     June 30,      Appreciation/
                                (000)          Date           2006       (Depreciation)
                              ---------------------------------------------------------
Mexican Peso,
   settling 7/24/06-8/17/06    1,932,584    168,408,154    170,078,773     (1,670,619)
Norwegian Kroner,
   settling 7/27/06              314,872     51,642,709     50,665,909        976,800
Peruvian New Sol,
   settling 7/12/06-8/21/06       38,864     11,887,841     11,904,207        (16,366)
Polish Zloty,
   settling 8/09/06              464,890    149,181,053    146,495,526      2,685,527
South African Rand,
   settling 7/28/06              262,429     39,929,569     36,541,120      3,388,449
Swedish Krona,
   settling 8/28/06            1,289,680    176,494,386    180,053,971     (3,559,585)

FINANCIAL FUTURES CONTRACTS

                                                                 Value at
                    Number of     Expiration      Original       June 30,     Unrealized
     Type           Contracts       Month           Value          2006      Appreciation
-----------------------------------------------------------------------------------------
U.S Treasury Note
  10 Yr Futures        632      September 2006   $66,521,950   $66,271,125     $250,825

CREDIT DEFAULT SWAP CONTRACTS

                         Notional                               Unrealized
Swap Counterparty         Amount    Interest   Termination     Appreciation/
Referenced Obligation     (000)       Rate        Date        (Depreciation)
--------------------------------------------------------------------------------
Buy Contracts:
   Citigroup Global
   Markets, Ltd.
   Republic of
   Colombia
   8.375%, 1/20/10         1,700      3.02%      1/20/10        $(117,767)
Sell Contracts:
Citigroup Global
   Markets, Ltd.
   Republic of
   Colombia
   8.375%, 2/15/27         3,350      1.13%      1/20/07           33,123
Morgan Stanley Capital
   Services, Inc.
   Federal Republic
   of Brazil
   12.25%, 3/06/30         1,940      3.80%      8/20/06           36,719
Citigroup Global
   Markets, Ltd.
   Federal Republic
   of Brazil
   12.25%, 3/06/30         8,337      1.98%      9/20/07          145,365
Deutsche Bank,
   AG London
   Federal Republic
   of Brazil
   12.25%, 3/06/30         8,337      1.90%     10/20/07          138,718

(a) Coupon rate adjusts on a predetermined schedule to a rate based on a specific Index. Stated interest rate was in effect at June 30, 2006.

(b) Positions, or a portion thereof, with an aggregate market value of $1,352,216,174 have been segregated to collateralize forward exchange currency contracts.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate market value of these securities amounted to $25,597,506 or 1.7% of net assets.

(d) Position, or a portion thereof, with an aggregate market value of $662,435 has been segregated to collateralize margin requirements for the open futures contracts.

Glossary:

TBA - (To Be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Currency Abbreviations:

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombian Peso
CRC - Costa Rican Colon
DOP - Dominican Peso
EUR - Euro Dollar
GBP - Great British Pound
IDR - Indonesian Rupiah
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Kroner
PEN - Peruvian New Sol
PLN - Polish Zloty
SEK - Swedish Krona
TRY - New Turkish Lira
US$ - United States Dollar
ZAR - South African Rand

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Global Government Income Trust, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: August 21, 2006


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